Related parties disclosure (Tables)	12 Months Ended
Dec. 31, 2025
Related parties disclosure
Schedule of subsidiary

As at December 31, 2025, the consolidated financial statements of the Group include the entities listed in the following table:

				%	%
				ownership	ownership
				as at	as at
	Country of	Year of		December 31,	December 31,
Group Company Name	incorporation	incorporation	Share Capital	2025	2024	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
SEALSQ Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
SEALSQ France Taiwan Branch	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	Nil	100%	100%	Sales & distribution
IC’Alps SAS	France	2025	EUR 1,100,000	100%	n/a	Custom ASIC design services

Schedule of equity method investments

	% ownership as at	% ownership as at
	December 31,	December 31,
Company Name	2025	2024	Nature of relationship
The WeCan Group AG	31.87%	n/a	Equity method investment
Quantix Edge Security, S.L.	5.0%	n/a	Equity method investment

	% ownership as at	% ownership as at
	December 31,	December 31,
Company Name	2025	2024	Nature of relationship
WISeSat.Space Corp	8.08%	n/a	Equity method investment

Schedule of related party transactions and balances

						Net expenses to			Net income from
		Receivables as at		Payables as at		in the year ended			in the year ended
	Related Parties	December 31,	December 31,	December 31,	December 31,	December 31,			December 31,
	(in USD’000)	2025	2024	2025	2024	2025	2024	2023	2025	2024	2023
1	Carlos Moreira	—	—	614	953	—	—	—	—	—	—
2	John O’Hara	—	—	4	381	—	—	—	—	—	—
3	Ruma Bose	—	—	—	13	162	97	33	—	—	—
4	Cristina Dolan	—	—	—	13	222	74	—	—	—	—
5	David Fergusson	—	—	14	—	173	18	—	—	—	—
6	Danil Kerimi	—	—	—	13	27	105	8	—	—	—
7	Eric Pellaton	—	—	—	13	161	74	—	—	—	—
8	Peter Ward	—	—	—	—	1,381	6	—	—	—	—
9	Hossein Rahnama	—	—	—	—	85
10	WISeKey International Holding AG	8,107	—	1,563	4,821	1,864	4,752	5,283	2,332	—	—
11	WISeKey SA	81	—	270	237	730	978	—	—	—	—
12	WISeKey USA Inc	—	—	—	—	—	—	827	—	—	—
13	WISeKey Semiconductors GmbH	—	—	—	—	—	84	180	—	—	—
14	WISeCoin AG	—	—	347	3,445	9	75	75	—	—	—
15	SEALCoin AG	468	223	—	—	—	—	—	209	227	—
	Total	8,656	223	2,812	9,889	4,814	6,263	6,406	2,541	227	—